Reinsurance (Tables)	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Effect of reinsurance
The amounts on the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Premiums
Direct premiums	$ 71	$ 75	$ 82
Reinsurance ceded	(63)	(62)	(60)
Net premiums	$ 8	$ 13	$ 22
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees	$ 94	$ 109	$ 97
Reinsurance ceded	(4)	(4)	(4)
Net universal life and investment-type product policy fees	$ 90	$ 105	$ 93
Other revenues
Direct other revenues	$ 12	$ 16	$ 13
Reinsurance ceded	(93)	(112)	(96)
Net other revenues	$ (81)	$ (96)	$ (83)
Policyholder benefits and claims
Direct policyholder benefits and claims	$ 129	$ 71	$ 149
Reinsurance ceded	(99)	(82)	(126)
Net policyholder benefits and claims	$ 30	$ (11)	$ 23
Other expenses
Direct other expenses	$ 83	$ 80	$ 80
Reinsurance ceded	(2)	(3)	(3)
Net other expenses	$ 81	$ 77	$ 77
The amounts on the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

December 31,
	2022			2021
	Direct	Ceded	Total Balance Sheet	Direct	Ceded	Total Balance Sheet
(In millions)
Assets
Premiums, reinsurance and other receivables	$ 18	$ 978	$ 996	$ 22	$ 1,100	$ 1,122
Liabilities
Other liabilities	$ 239	$ 682	$ 921	$ 197	$ 790	$ 987
Information regarding the significant effects of ceded related party reinsurance included on the statements of operations was as follows:

Years Ended December 31,
	2022	2021	2020
(In millions)
Premiums	$ (47)	$ (45)	$ (43)
Universal life and investment-type product policy fees	$ (3)	$ (3)	$ (4)
Other revenues	$ (93)	$ (112)	$ (96)
Policyholder benefits and claims	$ (90)	$ (76)	$ (120)
Other expenses	$ (7)	$ (8)	$ (7)
Information regarding the significant effects of ceded related party reinsurance included on the balance sheets was as follows at:

	December 31,
	2022	2021
	(In millions)
Assets
Premiums, reinsurance and other receivables	$ 523	$ 637
Liabilities
Other liabilities	$ 248	$ 347